LEASES - Right of Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	$ 2,695	$ 2,561
Right-of-use assets at end of period	3,099	2,695
Land and buildings
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	1,354	1,355
Right-of-use assets at end of period	1,577	1,354
Cable and wireless network
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	626	616
Right-of-use assets at end of period	716	626
Customer premise equipment
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	649	537
Right-of-use assets at end of period	713	649
Equipment and vehicles
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	66	53
Right-of-use assets at end of period	93	66
Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	4,047	3,744
Additions	882	649
Acquisitions from business combinations	121
Disposals and other	(253)	(346)
Right-of-use assets at end of period	4,797	4,047
Gross carrying amount | Land and buildings
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	2,142	2,082
Additions	329	187
Acquisitions from business combinations	120
Disposals and other	(47)	(127)
Right-of-use assets at end of period	2,544	2,142
Gross carrying amount | Cable and wireless network
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	956	900
Additions	194	118
Acquisitions from business combinations	0
Disposals and other	0	(62)
Right-of-use assets at end of period	1,150	956
Gross carrying amount | Customer premise equipment
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	810	655
Additions	285	301
Acquisitions from business combinations	0
Disposals and other	(171)	(146)
Right-of-use assets at end of period	924	810
Gross carrying amount | Equipment and vehicles
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	139	107
Additions	74	43
Acquisitions from business combinations	1
Disposals and other	(35)	(11)
Right-of-use assets at end of period	179	139
Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(1,352)	(1,183)
Depreciation	455	408
Disposals and other	109	239
Right-of-use assets at end of period	(1,698)	(1,352)
Accumulated depreciation | Land and buildings
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(788)	(727)
Depreciation	185	157
Disposals and other	6	96
Right-of-use assets at end of period	(967)	(788)
Accumulated depreciation | Cable and wireless network
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(330)	(284)
Depreciation	103	108
Disposals and other	(1)	62
Right-of-use assets at end of period	(434)	(330)
Accumulated depreciation | Customer premise equipment
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(161)	(118)
Depreciation	137	119
Disposals and other	87	76
Right-of-use assets at end of period	(211)	(161)
Accumulated depreciation | Equipment and vehicles
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(73)	(54)
Depreciation	30	24
Disposals and other	17	5
Right-of-use assets at end of period	$ (86)	$ (73)